Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended		14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	120 Months Ended
	Jun. 27, 2017	Aug. 31, 2015	Aug. 31, 2017	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2025
PGIM MUNI HIGH INCOME FUND - CLASS A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,674.64			$ 10,571.10		$ 10,657.98		$ 10,954.59		$ 11,880.43		$ 12,002.65		$ 12,958.80		$ 11,443.20		$ 11,546.58		$ 12,740.22	$ 12,577.70
PGIM MUNI HIGH INCOME FUND - CLASS C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,846.70		10,846.76		11,064.74		11,910.67		11,942.98		12,795.26		11,210.96		11,223.67		12,283.89	12,027.29
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,958.16		11,080.32		11,405.00		12,396.76		12,552.31		13,583.65		12,018.70		12,154.89		13,457.37	13,315.46
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 10,149.24			$ 10,472.52		$ 11,387.03		$ 11,536.05		$ 12,494.16		$ 11,066.25		$ 11,202.08		$ 12,412.73		$ 12,293.39
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,157.676710418218		10,687.816483531351	10,207.21231412696	10,782.240819099794	11,097.283390745493	10,834.822213796017	11,456.329307123086	11,779.621006651209	11,845.375659537183	12,160.74354538361	10,822.831727188022	12,573.711154130084	11,007.282082576898	11,488.294159573661	11,677.495312416722	11,684.08579654628	11,686.478001116713	12,395.508363959549	12,405.043370391386
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal High Yield Bond Index
Accumulated Value	10,000	10,000	10,204.367802383455		11,337.830051183448	10,838.057163317617	11,593.058333062889	11,900.769735661621	12,312.985120162346	12,015.335043852348	13,520.319967460355	13,478.131153377366	13,650.476222754309	12,121.844978779456	15,312.341117818163	12,185.094576009107	13,771.480866312168	13,693.239453356553	13,843.337965588305	13,488.573303821024	15,556.723045035866	15,324.204318122223
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)
Accumulated Value	$ 10,000	$ 10,000	$ 10,180.98451291586		$ 11,009.254432614453	$ 10,518.478415915031	$ 11,182.873575801123	$ 11,492.941708537193	$ 11,553.579537003146	$ 11,745.338987669869	$ 12,623.937692624333	$ 12,650.421964466155	$ 12,901.17285193886	$ 11,468.196628381002	$ 13,895.323122208136	$ 11,597.720172846548	$ 12,596.757501685173	$ 12,664.434500884798	$ 12,739.027183071126	$ 12,574.721705423626	$ 13,910.714602575013	$ 13,812.173361450321